Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
			Average		Investment Based On:
			Summary	Average
	Summary		Compensation	Compensation
	Compensation	Compensation	Table Total	Actually Paid to		PHLX Utility	EIX Net
	Table Total	Actually	for Non-PEO	Non-PEO	EIX	Sector Index	Income(5)	EIX Core
	for CEO(1)(2)	Paid to CEO(3)	NEOs(1)(2)	NEOs(3)	TSR(4)	TSR(4)	(Millions)	EPS(6)
Year	($)	($)	($)	($)	($)	($)	($)	($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	16,544,559	6,807,157	5,052,600	4,069,662	119	153	4,701	6.55
2024	13,809,571	21,038,535	3,425,788	4,503,583	150	131	1,546	4.93
2023	14,881,111	22,827,198	3,411,388	4,573,893	130	108	1,407	4.76
2022	12,191,229	11,737,696	2,682,477	2,693,250	111	119	824	4.61
2021	14,364,340	20,039,901	3,150,435	4,001,757	114	118	925	4.62
(1)	Mr. Pizarro was our CEO for each of the five years included in the table above. For 2021, our Non-PEO NEOs were Ms. Rigatti and Messrs. Powell and Adam S. Umanoff (EIX’s former EVP, General Counsel and Corporate Secretary), J. Andrew Murphy (EIX SVP through July 2023 and President and CEO of Trio (formerly Edison Energy) since July 2023), and Kevin M. Payne (SCE’s President and CEO in 2020 and 2021 through Nov. 30, 2021). For 2022, our Non-PEO NEOs were Ms. Rigatti, Caroline Choi (who was an EIX and SCE SVP and is now an EIX and SCE EVP), and Messrs. Umanoff and Powell. For 2023, our Non-PEO NEOs were Ms. Rigatti and Messrs. Umanoff, Powell, and Murphy. For 2024, our Non-PEO NEOs were Mses. Rigatti and Choi and Messrs. Umanoff and Powell. For 2025, our Non-PEO NEOs are Mses. Rigatti, Nwamu, and Anderson and Mr. Powell.
(2)	The dollar amounts reported in column (b) are the amounts reported for Mr. Pizarro (our CEO) for each of the corresponding years in the “Total” column of the Summary Compensation Table in each applicable year. The dollar amounts reported in column (d) represent the average of the amounts reported for our Non-PEO NEOs as a group (excluding Mr. Pizarro) in the “Total” column of the Summary Compensation Table in each applicable year.
(3)	For purposes of this table, the CAP for each of our NEOs means the NEO’s total compensation as reflected in the SCT for the applicable year and adjusted for the following with respect to each NEO:
●	Less the aggregate change in the actuarial present value of the accumulated benefit under the SCE Retirement Plan and the EIX Executive Retirement Plan included in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the SCT for the applicable year,
●	Plus the pension service cost for the applicable year (there was no prior service cost for the NEOs for the fiscal years covered by the table),
●	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year,
●	Plus the year-end value of EIX LTI awards granted in the covered fiscal year that were outstanding and unvested at the end of the covered fiscal year,
●	Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for EIX LTI awards that were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,
●	Plus the vesting date value of EIX LTI awards which were granted and vested during the same covered fiscal year (none of EIX’s LTI awards granted to NEOs during the fiscal years covered by the table vested in the year of grant),
●	Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards that were granted in prior years and vested in the covered fiscal year,
●	Less, as to any EIX LTI awards that were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year (none of EIX’s LTI awards granted to NEOs in prior fiscal years were forfeited during the fiscal years covered by the table),
●	Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested EIX LTI awards (no dividends or dividend equivalents are credited with respect to EIX options and, for other EIX LTI awards, the crediting of dividend equivalents has been taken into account in determining the applicable year-end or vesting date value of the award),
●	Plus, as to an EIX LTI award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of EIX’s LTI awards held by the NEOs were materially modified during the fiscal years covered by the table).

The table above reflects the CAP for our CEO and the average of the CAPs determined for the Non-PEO NEOs.

The first table immediately below provides a reconciliation of the SCT Total to CAP for our CEO, and the table that immediately follows thereafter provides a reconciliation of the average of the SCT Total for the Non-PEO NEOs for a fiscal year to the average of the CAP for the Non-PEO NEOs for that fiscal year, with both sets of reconciliations determined under applicable SEC rules. Since we generally do not consider the costs of personal security services provided to our executives to be a perquisite when we believe business-related security concerns exist, but applicable SEC rules generally require those costs to be taken into account in determining the SCT Total and CAP for the applicable fiscal year, the tables below also include an Adjusted CAP number as supplementary information that represents the executives’ CAP for the applicable fiscal year less the costs for security services included in the SCT Total and CAP for the executives for that year.

CEO Reconciliation

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
	2021	2022	2023	2024	2025
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	($)	($)	($)	($)	($)
Summary Compensation Table Total	14,364,340	12,191,229	14,881,111	13,809,571	16,544,559
- Aggregate Change in Actuarial Present Value of Accumulated Pension Value Included in the SCT	(3,187,737)	—	(2,494,851)	(1,225,053)	(2,124,680)
+ Pension Service Cost	341,921	732,343	673,109	649,629	624,767
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(7,647,587)	(8,768,150)	(9,100,190)	(9,310,105)	(9,656,099)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	13,800,409	9,536,342	11,501,616	12,103,669	11,544,498

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	2,713,850	(1,221,846)	5,112,984	2,968,860	(6,170,703)

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(345,295)	(732,222)	2,253,420	2,041,964	(3,955,185)

Compensation Actually Paid	20,039,901	11,737,696	22,827,198	21,038,535	6,807,157
- Security Costs	—	—	—	(48,213)	(1,708,813)
Adjusted Compensation Actually Paid	20,039,901	11,737,696	22,827,198	20,990,322	5,098,344

Reconciliation for Non-PEO NEOs

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Reconciliation of Average Summary Compensation Table Total to Average Compensation	2021	2022	2023	2024	2025
Actually Paid for Non-PEO NEOs	($)	($)	($)	($)	($)
Summary Compensation Table Total	3,150,435	2,682,477	3,411,388	3,425,788	5,052,600
- Aggregate Change in Actuarial Present Value of Accumulated Pension Value Included in the SCT	(598,406)	(61,312)	(599,130)	(427,579)	(376,871)
+ Pension Service Cost	108,558	230,453	217,092	205,762	141,379
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,290,029)	(1,375,761)	(1,550,274)	(1,651,484)	(2,171,245)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,246,445	1,496,288	1,959,371	2,147,023	2,698,942

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	438,009	(176,858)	790,838	485,052	(799,674)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	20,356

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(53,254)	(102,037)	344,608	319,022	(495,827)

Compensation Actually Paid	4,001,757	2,693,250	4,573,893	4,503,583	4,069,662
- Security Costs	—	—	—	(11,516)	(719,907)
Adjusted Compensation Actually Paid	4,001,757	2,693,250	4,573,893	4,492,067	3,349,755

(4)	EIX TSR represents cumulative total shareholder return on a fixed investment of $100 in the EIX’s common stock for the period beginning on the last trading day of 2020 through the end of the applicable fiscal year and is calculated assuming the reinvestment of dividends. PHLX Utility Sector Index TSR represents cumulative total shareholder return on a fixed investment of $100 in the PHLX Utility Sector Index for the period beginning on the last trading day of 2020 through the end of the applicable fiscal year and is calculated assuming the reinvestment of dividends.
(5)	This column shows EIX’s GAAP net income for each fiscal year covered by the table.
(6)	This column shows EIX’s Core EPS (as measured for EPS performance shares) for each fiscal year covered by the table. See Performance Share Awards: Core EPS Metric above for more information about the calculation of this metric.

Company Selected Measure Name	Core EPS
Named Executive Officers, Footnote
(1)	Mr. Pizarro was our CEO for each of the five years included in the table above. For 2021, our Non-PEO NEOs were Ms. Rigatti and Messrs. Powell and Adam S. Umanoff (EIX’s former EVP, General Counsel and Corporate Secretary), J. Andrew Murphy (EIX SVP through July 2023 and President and CEO of Trio (formerly Edison Energy) since July 2023), and Kevin M. Payne (SCE’s President and CEO in 2020 and 2021 through Nov. 30, 2021). For 2022, our Non-PEO NEOs were Ms. Rigatti, Caroline Choi (who was an EIX and SCE SVP and is now an EIX and SCE EVP), and Messrs. Umanoff and Powell. For 2023, our Non-PEO NEOs were Ms. Rigatti and Messrs. Umanoff, Powell, and Murphy. For 2024, our Non-PEO NEOs were Mses. Rigatti and Choi and Messrs. Umanoff and Powell. For 2025, our Non-PEO NEOs are Mses. Rigatti, Nwamu, and Anderson and Mr. Powell.

Peer Group Issuers, Footnote
(4)	EIX TSR represents cumulative total shareholder return on a fixed investment of $100 in the EIX’s common stock for the period beginning on the last trading day of 2020 through the end of the applicable fiscal year and is calculated assuming the reinvestment of dividends. PHLX Utility Sector Index TSR represents cumulative total shareholder return on a fixed investment of $100 in the PHLX Utility Sector Index for the period beginning on the last trading day of 2020 through the end of the applicable fiscal year and is calculated assuming the reinvestment of dividends.

PEO Total Compensation Amount	$ 16,544,559	$ 13,809,571	$ 14,881,111	$ 12,191,229	$ 14,364,340
PEO Actually Paid Compensation Amount	$ 6,807,157	21,038,535	22,827,198	11,737,696	20,039,901
Adjustment To PEO Compensation, Footnote
(3)	For purposes of this table, the CAP for each of our NEOs means the NEO’s total compensation as reflected in the SCT for the applicable year and adjusted for the following with respect to each NEO:
●	Less the aggregate change in the actuarial present value of the accumulated benefit under the SCE Retirement Plan and the EIX Executive Retirement Plan included in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the SCT for the applicable year,
●	Plus the pension service cost for the applicable year (there was no prior service cost for the NEOs for the fiscal years covered by the table),
●	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year,
●	Plus the year-end value of EIX LTI awards granted in the covered fiscal year that were outstanding and unvested at the end of the covered fiscal year,
●	Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for EIX LTI awards that were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,
●	Plus the vesting date value of EIX LTI awards which were granted and vested during the same covered fiscal year (none of EIX’s LTI awards granted to NEOs during the fiscal years covered by the table vested in the year of grant),
●	Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards that were granted in prior years and vested in the covered fiscal year,
●	Less, as to any EIX LTI awards that were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year (none of EIX’s LTI awards granted to NEOs in prior fiscal years were forfeited during the fiscal years covered by the table),
●	Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested EIX LTI awards (no dividends or dividend equivalents are credited with respect to EIX options and, for other EIX LTI awards, the crediting of dividend equivalents has been taken into account in determining the applicable year-end or vesting date value of the award),
●	Plus, as to an EIX LTI award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of EIX’s LTI awards held by the NEOs were materially modified during the fiscal years covered by the table).

The table above reflects the CAP for our CEO and the average of the CAPs determined for the Non-PEO NEOs.

The first table immediately below provides a reconciliation of the SCT Total to CAP for our CEO, and the table that immediately follows thereafter provides a reconciliation of the average of the SCT Total for the Non-PEO NEOs for a fiscal year to the average of the CAP for the Non-PEO NEOs for that fiscal year, with both sets of reconciliations determined under applicable SEC rules. Since we generally do not consider the costs of personal security services provided to our executives to be a perquisite when we believe business-related security concerns exist, but applicable SEC rules generally require those costs to be taken into account in determining the SCT Total and CAP for the applicable fiscal year, the tables below also include an Adjusted CAP number as supplementary information that represents the executives’ CAP for the applicable fiscal year less the costs for security services included in the SCT Total and CAP for the executives for that year.

CEO Reconciliation

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
	2021	2022	2023	2024	2025
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	($)	($)	($)	($)	($)
Summary Compensation Table Total	14,364,340	12,191,229	14,881,111	13,809,571	16,544,559
- Aggregate Change in Actuarial Present Value of Accumulated Pension Value Included in the SCT	(3,187,737)	—	(2,494,851)	(1,225,053)	(2,124,680)
+ Pension Service Cost	341,921	732,343	673,109	649,629	624,767
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(7,647,587)	(8,768,150)	(9,100,190)	(9,310,105)	(9,656,099)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	13,800,409	9,536,342	11,501,616	12,103,669	11,544,498

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	2,713,850	(1,221,846)	5,112,984	2,968,860	(6,170,703)

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(345,295)	(732,222)	2,253,420	2,041,964	(3,955,185)

Compensation Actually Paid	20,039,901	11,737,696	22,827,198	21,038,535	6,807,157
- Security Costs	—	—	—	(48,213)	(1,708,813)
Adjusted Compensation Actually Paid	20,039,901	11,737,696	22,827,198	20,990,322	5,098,344

Non-PEO NEO Average Total Compensation Amount	$ 5,052,600	3,425,788	3,411,388	2,682,477	3,150,435
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,069,662	4,503,583	4,573,893	2,693,250	4,001,757
Adjustment to Non-PEO NEO Compensation Footnote
(3)	For purposes of this table, the CAP for each of our NEOs means the NEO’s total compensation as reflected in the SCT for the applicable year and adjusted for the following with respect to each NEO:
●	Less the aggregate change in the actuarial present value of the accumulated benefit under the SCE Retirement Plan and the EIX Executive Retirement Plan included in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the SCT for the applicable year,
●	Plus the pension service cost for the applicable year (there was no prior service cost for the NEOs for the fiscal years covered by the table),
●	Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year,
●	Plus the year-end value of EIX LTI awards granted in the covered fiscal year that were outstanding and unvested at the end of the covered fiscal year,
●	Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for EIX LTI awards that were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,
●	Plus the vesting date value of EIX LTI awards which were granted and vested during the same covered fiscal year (none of EIX’s LTI awards granted to NEOs during the fiscal years covered by the table vested in the year of grant),
●	Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards that were granted in prior years and vested in the covered fiscal year,
●	Less, as to any EIX LTI awards that were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year (none of EIX’s LTI awards granted to NEOs in prior fiscal years were forfeited during the fiscal years covered by the table),
●	Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested EIX LTI awards (no dividends or dividend equivalents are credited with respect to EIX options and, for other EIX LTI awards, the crediting of dividend equivalents has been taken into account in determining the applicable year-end or vesting date value of the award),
●	Plus, as to an EIX LTI award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of EIX’s LTI awards held by the NEOs were materially modified during the fiscal years covered by the table).

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Reconciliation of Average Summary Compensation Table Total to Average Compensation	2021	2022	2023	2024	2025
Actually Paid for Non-PEO NEOs	($)	($)	($)	($)	($)
Summary Compensation Table Total	3,150,435	2,682,477	3,411,388	3,425,788	5,052,600
- Aggregate Change in Actuarial Present Value of Accumulated Pension Value Included in the SCT	(598,406)	(61,312)	(599,130)	(427,579)	(376,871)
+ Pension Service Cost	108,558	230,453	217,092	205,762	141,379
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,290,029)	(1,375,761)	(1,550,274)	(1,651,484)	(2,171,245)

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	2,246,445	1,496,288	1,959,371	2,147,023	2,698,942

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	438,009	(176,858)	790,838	485,052	(799,674)

+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	20,356

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(53,254)	(102,037)	344,608	319,022	(495,827)

Compensation Actually Paid	4,001,757	2,693,250	4,573,893	4,503,583	4,069,662
- Security Costs	—	—	—	(11,516)	(719,907)
Adjusted Compensation Actually Paid	4,001,757	2,693,250	4,573,893	4,492,067	3,349,755

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

In accordance with PvP rules, the following is an unranked list of EIX’s financial performance measures we consider most important in linking the CAP for our NEOs for 2025 with EIX’s performance.

●	Core EPS (see Performance Share Awards: Core EPS Metric above)
●	Relative total shareholder return (see Performance Share Awards: TSR Metric above)
●	Core earnings (see Annual Incentive Awards above)

Total Shareholder Return Amount	$ 119	150	130	111	114
Peer Group Total Shareholder Return Amount	153	131	108	119	118
Net Income (Loss)	$ 4,701,000,000	$ 1,546,000,000	$ 1,407,000,000	$ 824,000,000	$ 925,000,000
Company Selected Measure Amount | $ / shares	6.55	4.93	4.76	4.61	4.62
PEO Name	Mr. Pizarro
Peo Adjusted Compensation Actually Paid	$ 5,098,344	$ 20,990,322	$ 22,827,198	$ 11,737,696	$ 20,039,901
Non-Peo Neos Adjusted Compensation Actually Paid	$ 3,349,755	4,492,067	4,573,893	2,693,250	4,001,757
Measure:: 1
Pay vs Performance Disclosure
Name	Core EPS
Non-GAAP Measure Description
(6)	This column shows EIX’s Core EPS (as measured for EPS performance shares) for each fiscal year covered by the table. See Performance Share Awards: Core EPS Metric above for more information about the calculation of this metric.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative total shareholder return
Measure:: 3
Pay vs Performance Disclosure
Name	Core earnings
PEO
Pay vs Performance Disclosure
Security Cost Paid	$ (1,708,813)	(48,213)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,124,680)	(1,225,053)	(2,494,851)		(3,187,737)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	624,767	649,629	673,109	732,343	341,921
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,656,099)	(9,310,105)	(9,100,190)	(8,768,150)	(7,647,587)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,544,498	12,103,669	11,501,616	9,536,342	13,800,409
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,170,703)	2,968,860	5,112,984	(1,221,846)	2,713,850
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,955,185)	2,041,964	2,253,420	(732,222)	(345,295)
Non-PEO NEO
Pay vs Performance Disclosure
Security Cost Paid	(719,907)	(11,516)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(376,871)	(427,579)	(599,130)	(61,312)	(598,406)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,379	205,762	217,092	230,453	108,558
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,171,245)	(1,651,484)	(1,550,274)	(1,375,761)	(1,290,029)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,698,942	2,147,023	1,959,371	1,496,288	2,246,445
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(799,674)	485,052	790,838	(176,858)	438,009
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,356
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (495,827)	$ 319,022	$ 344,608	$ (102,037)	$ (53,254)